Discontinued operations - Results, and major classes of assets and liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Cash and cash equivalents	$ 4,414,456	$ 4,958,983	$ 2,922,755
Total assets	20,041,035	16,366,183
LIABILITIES
Accounts payable, accruals and other payables.	8,710,335	9,351,406
Total liabilities	17,095,646	17,054,128
Assets and liabilities classified as held for sale | Discontinued operations
ASSETS
Cash and cash equivalents		1,522
Total assets		1,522
LIABILITIES
Interest-bearing loans	1,258,387	1,171,546
Accounts payable, accruals and other payables.	2,746,781	2,754,019
Total liabilities	4,005,168	3,925,565
Net assets directly associated with assets classified as held for sale	$ (4,005,168)	$ (3,924,043)